[LOGO] WILLKIE FARR & GALLAGHER LLP                       787 Seventh Avenue
                                                          New York, NY
                                                          10019-6099
                                                          Tel: 212 728 8000
                                                          Fax: 212 728 8111

November 24, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Sanford C. Bernstein Fund, Inc.
    Securities Act File No. 33-21844; Investment Company Act File No. 811-5555

Ladies and Gentlemen:

On behalf of Sanford C. Bernstein Fund, Inc. (the "Company"), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby transmit for filing with the Securities and Exchange Commission (the "SEC") Post-Effective Amendment No. 47 to the Company's Registration Statement under the 1933 Act and Amendment No. 48 to the Company's Registration Statement under the Investment Company Act of 1940 (the "1940 Act") (the "Amendment").

The purpose of the Amendment is to add the following six new series to the
Company: the Overlay A Portfolio, the Tax-Aware Overlay A Portfolio, the Overlay B Portfolio, the Tax-Aware Overlay B Portfolio, the Tax-Aware Overlay C Portfolio and the Tax-Aware Overlay N Portfolio (each, a "Portfolio"). Each Portfolio will have two initial classes: Class 1 and Class 2.

The investment objective of the Overlay A Portfolio is to moderate the volatility of an equity-oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by Sanford C. Bernstein & Co. LLC ("Bernstein"). The Overlay A Portfolio is managed without regard to tax considerations.

The investment objective of the Tax-Aware Overlay A Portfolio is to moderate the volatility of an equity-oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by Bernstein. The Tax-Aware Overlay A Portfolio seeks to minimize the impact of federal income taxes on shareholders' returns over time.

The investment objective of the Overlay B Portfolio is to moderate the volatility of a fixed-income-oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by Bernstein. The Overlay B Portfolio is managed without regard to tax considerations.

     NEW YORK WASHINGTON PARIS LONDON MILAN ROME FRANKFURT BRUSSELS in alliance with Dickson Minto W.S., London and Edinburgh

November 24, 2009
Page 2


The investment objective of the Tax-Aware Overlay B Portfolio is to moderate the volatility of a fixed-income-oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by Bernstein. The Tax-Aware Overlay A Portfolio seeks to minimize the impact of federal income taxes on shareholders' returns over time.

The investment objective of the Tax-Aware Overlay C Portfolio is to moderate the volatility of a fixed-income-oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by Bernstein. The Tax-Aware Overlay C Portfolio seeks to minimize the impact of federal and state income taxes on shareholders' returns over time for California residents.

The investment objective of the Tax-Aware Overlay N Portfolio is to moderate the volatility of a fixed-income-oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by Bernstein. The Tax-Aware Overlay N Portfolio seeks to minimize the impact of federal, state and local income taxes on shareholders' returns over time for New York residents.

Each Portfolio may invest in a diversified portfolio of securities and other financial instruments, including derivative instruments ("Derivatives"), that provide investment exposure to a variety of asset classes. These asset classes may include: equity securities and fixed income instruments of issuers located within and outside the United States, real estate related securities, high yield securities, currencies and commodities. By dynamically allocating investment exposure among various asset classes in each of the Overlay A Portfolio and the Tax-Aware Overlay A Portfolio, AllianceBernstein L.P. ("Adviser") will seek to moderate the volatility of diversified client portfolios managed by Bernstein that reflect a significant allocation to equity securities. By dynamically allocating investment exposure among various asset classes in the Overlay B Portfolio, the Adviser will seek to moderate the volatility of diversified client portfolios managed by Bernstein that reflect a significant allocation to fixed income securities. By dynamically allocating investment exposure among various asset classes in each of the Tax-Aware Overlay B Portfolio, the Tax-Aware Overlay C Portfolio and the Tax-Aware Overlay N Portfolio, the Adviser will seek to moderate the volatility of diversified client portfolios managed by Bernstein that reflect a significant allocation to municipal securities. Each Portfolio's asset class exposures may be implemented and adjusted either through transactions in individual securities or through Derivatives.

Each Portfolio is intended to be used as part of a broader investment program administered directly by Bernstein. The performance and objectives of each Portfolio should be evaluated only in the context of the investor's complete investment program. Each Portfolio is not designed to be used as a stand-alone investment.

It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act on February 7, 2010.

If you would like to discuss each Portfolio's investment strategy or have any questions or comments on the Amendment, please do not hesitate to contact the undersigned at (212) 728-8138.

November 24, 2009
Page 3

Very truly yours,

/s/ Elliot J. Gluck
--------------------------
Elliot J. Gluck
Enclosures

cc: Marc Bryant, AllianceBernstein L.P.
    Margery K. Neale, Willkie Farr & Gallagher LLP